LEASES - Lessee Operating Lease Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	$ 1,182	$ 1,328
Operating Lease, Right-of-Use Asset, Statement of Financial Position	Other noncurrent assets	Other noncurrent assets
Operating Lease, Liability, Current	$ 290	$ 361
Operating Lease, Liability, Current, Statement of Financial Position	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Operating Lease, Liability, Noncurrent	$ 923	$ 1,001
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Other noncurrent liabilities	Other noncurrent liabilities
Operating Lease, Liability	$ 1,213	$ 1,362